Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2017
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans such as post-retirement health care.
Defined contribution pension plans
Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk.
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2017, 2016 and 2015, the Group contributed to these plans and recognized as expense CHF 165 million, CHF 161 million and CHF 157 million, respectively.
Defined benefit pension and other Post-Retirement benefit plans
Defined benefit pension plans
Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are usually determined by taking into account the employee’s salary, years of service and age of retirement. Retirees bear neither the actuarial risk (for example, the risk that the retirees of the plan live longer than expected), nor the investment risk (that is, that plan assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions). The Group’s funding policy for these plans is in accordance with local laws and tax requirements.
Swiss pension plan
The Group’s most significant defined benefit pension plan, the Credit Suisse Swiss Pension Plan (Swiss pension plan), is located and covers its employees in Switzerland and is set up as a trust domiciled in Zurich. The Swiss pension plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (BVG). Benefits in the Swiss pension plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. Although the Swiss pension plan is largely defined contribution in nature, it is treated as a defined benefit plan under US GAAP, mainly due to a guaranteed minimum return on contributions and guaranteed payment of lifetime pensions. As of December 31, 2017 and 2016, the Swiss pension plan comprised 73% and 73%, respectively, of all the Group’s employees participating in defined benefit plans, 81% and 80%, respectively, of the >>>fair value of plan assets, and 82% and 82%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.
Employee contributions in the savings section depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employee’s age.
The Swiss Federal council sets the minimum statutory interest rate on savings balances on an annual basis that applies to the BVG minimum pensionable salary (1.0% as of January 1, 2018 and 2017). The statutory interest rate on savings balances does not apply to extra mandatory benefits. The Board of Trustees of the Swiss pension fund sets the interest rate to be applied on the accumulated savings balance on an annual basis.
When employees retire, their savings balance is converted into an annuity and the conversion rate is the percentage used to convert the assets accrued in the Swiss pension plan to an annual lifetime retirement pension. The level of the conversion rate depends on the life expectancy of future retirees and on the long-term potential for returns in the capital markets. The Board of Trustees of the Swiss pension plan has the responsibility to set the conversion rates for the plan. In December 2016, the Board of Trustees of the Swiss pension plan decided in favor of further decreases in conversion rates. In the future, decisions on conversion rates will be set for a planning horizon of at least eight years.
International pension plans
Various defined benefit pension plans cover the Group’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the international pension plans depend on age, contributions and salary. The Group’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both of these plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Group’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	243	288	298	22	20	21	0	0	0
Interest costs on benefit obligation	57	141	189	91	124	129	6	8	7
Expected return on plan assets	(473)	(536)	(592)	(133)	(175)	(195)	0	0	0
Amortization of recognized prior service cost/(credit)	(131)	(116)	(85)	0	0	0	0	0	(23)
Amortization of recognized actuarial losses/(gains)	340	366	351	60	41	84	7	10	14
Settlement losses/(gains)	37	24	24	0	72	(1)	0	0	0
Curtailment losses/(gains)	(23)	(18)	(2)	(10)	0	0	0	0	0
Special termination benefits	19	22	9	0	0	0	0	0	0
Net periodic benefit costs/(credits)	69	171	192	30	82	38	13	18	(2)
Net periodic benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Net periodic benefit costs reflected in compensation and benefits – other for 2017, 2016 and 2015 were CHF 112 million, CHF 271 million and CHF 228 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group has launched a number of cost efficiency measures, including headcount reduction. This resulted in curtailment gains of CHF 23 million, CHF 18 million and CHF 2 million in 2017, 2016 and 2015, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered. Additional costs of CHF 37 million, CHF 24 million and CHF 24 million in 2017, 2016 and 2015, respectively, related to the settlement of the pension obligation for employees in Switzerland whose employment has effectively been terminated or who have left the Group due to a sale of their business. Special termination benefit costs of CHF 19 million, CHF 22 million and CHF 9 million have been recognized in 2017, 2016 and 2015, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures.
During the second half of 2016, lump-sum settlement offers were made to terminated vested members of the pension fund in the US. As a result of members accepting this offer, there was an additional cost of CHF 72 million relating to the settlement of pension obligations for these members.
Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.
The table “Obligations and funded status of the plans” shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans.
US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO. The funded status may vary from year to year due to changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data used to determine the PBO. In 2017 and 2016, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures.
In 2015, the Board of Trustees of the Swiss pension plan changed a number of retirement benefits, reflecting the plan’s ability to finance benefits on an ongoing long-term basis, which became effective as of January 1, 2017. These changes reflect the prospective higher costs of providing retirement benefits due to lower expected asset returns, lower interest rates and increased life expectancy. These considerations have resulted in incremental reductions of conversion rates, the introduction of the reference age 65 for all insured persons, changes to the bridging pension related to the Swiss Old-Age and Survivors Insurance, enhanced lump-sum withdrawal options on retirement and the reduction of the maximum retirement pension. Furthermore, the Board of Trustees of the Swiss pension plan also agreed to improve death and disability benefits and to introduce a cohabiting partner’s pension. In 2016, the Board of Trustees of the Swiss pension plan made additional amendments to plan conditions leading to further decreases in future conversion rates. These changes resulted in a CHF 179 million reduction in the PBO for the Swiss pension plan in December 2016.
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2017	2016	2017	2016	2017	2016
PBO (CHF million) [1]
Beginning of the measurement period	15,885	16,088	3,337	3,366	184	180
Plan participant contributions	205	202	0	0	0	0
Service cost	243	288	22	20	0	0
Interest cost	57	141	91	124	6	8
Plan amendments	0	(179)	0	0	0	0
Settlements	(144)	(70)	0	(278)	0	0
Curtailments	(22)	(4)	(11)	0	0	0
Special termination benefits	19	22	1	1	0	0
Actuarial losses/(gains)	471	134	171	476	2	1
Benefit payments	(829)	(737)	(287)	(150)	(11)	(11)
Exchange rate losses/(gains)	0	0	66	(222)	(8)	6
End of the measurement period	15,885	15,885	3,390	3,337	173	184
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,951	15,602	4,000	3,712	0	0
Actual return on plan assets	1,398	510	256	824	0	0
Employer contributions	415	444	22	232	11	11
Plan participant contributions	205	202	0	0	0	0
Settlements	(144)	(70)	0	(278)	0	0
Benefit payments	(829)	(737)	(287)	(150)	(11)	(11)
Exchange rate gains/(losses)	0	0	97	(340)	0	0
End of the measurement period	16,996	15,951	4,088	4,000	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	1,111	66	698	663	(173)	(184)
Funded status recognized in the consolidated balance sheet as of December 31	1,111	66	698	663	(173)	(184)
Total amount recognized (CHF million)
Noncurrent assets	1,111	66	1,058	995	0	0
Current liabilities	0	0	(11)	(11)	(11)	(12)
Noncurrent liabilities	0	0	(349)	(321)	(162)	(172)
Net amount recognized in the consolidated balance sheet as of December 31	1,111	66	698	663	(173)	(184)
ABO (CHF million) [2]
End of the measurement period	14,841	14,962	3,351	3,281	173	184
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The net amount recognized in the consolidated balance sheets as of December 31, 2017 and 2016 for the defined benefit pension plans was an overfunding of CHF 1,809 million and CHF 729 million, respectively.
In 2018, the Group expects to contribute CHF 396 million to the Swiss and international defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2017 and 2016, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2017	2016	2017	2016		2017	2016	2017	2016
CHF million
PBO	0	0	1,464	1,426		0	0	1,447	1,407
ABO	0	0	1,433	1,391		0	0	1,420	1,378
Fair value of plan assets	0	0	1,104	1,095		0	0	1,088	1,079
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2017	2016	2017	2016	2017	2016
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,547)	(4,239)	(36)	(39)	(3,583)	(4,278)
Prior service credit/(cost)	519	640	3	3	522	643
Total	(3,028)	(3,599)	(33)	(36)	(3,061)	(3,635)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2017 and 2016 and the amortization of the aforementioned items as components of net periodic benefit costs for these periods as well as the amounts expected to be amortized in 2018.
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2017 (CHF million)
Actuarial gains/(losses)	406	(82)	324	(2)	1	(1)	323
Amortization of actuarial losses/(gains)	400	(76)	324	7	(3)	4	328
Amortization of prior service cost/(credit)	(131)	26	(105)	0	0	0	(105)
Immediate recognition due to curtailment/settlement	36	(8)	28	0	0	0	28
Total	711	(140)	571	5	(2)	3	574
2016 (CHF million)
Actuarial gains/(losses)	13	(9)	4	(1)	0	(1)	3
Prior service credit/(cost)	180	(38)	142	0	0	0	142
Amortization of actuarial losses/(gains)	408	(91)	317	10	(4)	6	323
Amortization of prior service cost/(credit)	(116)	24	(92)	0	0	0	(92)
Immediate recognition due to curtailment/settlement	82	(28)	54	0	0	0	54
Total	567	(142)	425	9	(4)	5	430
Amounts in AOCI, net of tax, expected to be amortized in 2018
in 2018	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	282	6
Amortization of prior service cost/(credit)	(100)	0
Total	182	6
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net periodic benefit cost (%)
Discount rate - service costs	1.01	0.90	1.25	2.92	4.05	3.82	4.03	4.50	4.20
Discount rate - interest costs	0.37	0.90	1.25	2.79	4.05	3.82	3.48	4.50	4.20
Salary increases	0.50	0.80	1.00	3.55	3.56	4.19	–	–	–
Interest rate on savings balances	0.85	1.25	1.25	–	–	–	–	–	–
Expected long-term rate of return on plan assets	3.00	3.50	4.00	3.88	5.07	6.00	–	–	–
Benefit obligation (%)
Discount rate	0.86	0.85	0.90	2.83	3.10	4.05	3.70	4.21	4.50
Salary increases	0.50	0.50	0.80	2.97	3.55	3.56	–	–	–
Interest rate on savings balances	0.86	0.85	1.25	–	–	–	–	–	–
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date.
The discount rates are determined based on yield curves, constructed from high-quality corporate bonds currently available and observable in the market and are expected to be available during the period to maturity of the pension benefits. In countries where there is no deep market in high-quality corporate bonds with longer durations, the best available market information, including governmental bond yields and risk premiums, is used to construct the yield curve. Credit Suisse adopted the spot rate approach for the valuation as at December 31, 2016, whereby individual spot rates on the yield curve are applied to each year’s cash flow in measuring the plan’s benefit obligation as well as future service costs and interest costs.
The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.
When Credit Suisse estimates the interest rate on savings balances, expected future changes in the interest rate environment are taken into consideration. Specifically, Credit Suisse uses the cash flow weighted average of the yield curve used for the discount rate as the best estimate for the interest rate on savings balances for these long term projections.
The expected long-term rate of return on plan assets assumption is applied to the market-related value of assets to calculate the expected return on plan assets as a component of the net periodic benefit costs. It reflects the average rate of returns expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment. The expected long-term rate of return on plan assets is based on total return forecasts, expected volatility and correlation estimates, reflecting interrelationships between and within asset classes held. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes.
The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables is used, which links the total return forecasts on debt securities to forecasts of the macroeconomic environment.
The expected long-term rate of ROE securities is based on a two-stage dividend discount model which considers economic and market forecasts to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis is used to stress test the level of the return.
The expected long-term rate of return on real estate is based on economic models that reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.
The expected long-term rate of return on private equity and hedge funds is estimated by determining the key factors in their historical performance using private equity and hedge fund benchmarks and indices. To capture these factors, multiple linear regression models with lagged returns are used.
Mortality assumptions are based on standard mortality tables and standard models and methodologies for projecting future improvements to mortality as developed and published by external independent actuarial societies and actuarial organizations.
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2017	2016	2017	2016	2017	2016	2017	2016
Life expectancy (years)
Switzerland	BVG 2015 tables	[1]	21.6	21.2	23.1	22.4	23.5	23.0	25.1	24.4
UK	SAPS S2 light tables	[2]	23.8	24.0	25.4	25.5	24.8	25.1	26.6	26.8
US	RP-2014 mortality tables	[3]	21.5	21.4	22.7	22.6	23.3	23.3	24.4	24.4
1 The BVG 2015 tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.25% per annum.
2
95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.5% per annum.

3 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Under US GAAP, the assumptions used to value the PBO should always represent the best estimate as of the measurement date. Credit Suisse regularly reviews the actuarial assumptions used to value and measure the defined benefit obligation on a periodic basis as required by US GAAP.
> Refer to “Critical accounting estimates” in II – Operating and financial review and “Note 1- Summary of significant accounting policies” for further information.
Review of assumptions
As part of its reviews in 2016 and 2017, Credit Suisse concluded that additional refinements to the assumptions for the Swiss pension plan were required in order to reflect the best estimate. As a result, Credit Suisse enhanced its methodology for determining the actuarial assumptions for the Swiss pension plan as follows:
– For estimating the discount rates used for discounting expected future cash flows when valuing the PBO, Credit Suisse introduced a more standardized approach for setting this assumption and improved the construction of the yield curve where the market for high-quality Swiss corporate bonds with long-term maturities was not sufficiently deep. The individual spot rates on the yield curve were applied for discounting each respective year’s cash flow in measuring the Swiss pension plan’s benefit obligation as of December 31, 2016. These improvements and refinements in estimates resulted in an incremental decrease to the PBO of approximately CHF 440 million.
– In Switzerland, the mortality tables used for the occupational pension fund are the BVG series, which are currently reviewed every five years. Prior to 2016, Credit Suisse used the periodic BVG 2015 tables with allowances for future improvements in life expectancy until 2020, which was based on the applicable current BVG generational table improvement scale. For 2016, Credit Suisse refined its methodology to incorporate future improvements in life expectancy on a continuous basis by applying future expected improvements to the periodic BVG 2015 tables using the Continuous Mortality Investigation (CMI) model with a long-term improvement rate of 1.25%. The move to the generational table resulted in an incremental increase to the PBO of CHF 175 million.
– In setting the assumption for the future interest rate on savings balances and future conversion rates, management took into consideration the expected level of future interest rates based on the yield curve used for the discount rate in addition to the legal minimum requirements, current rates approved by the Board of Trustees of the Swiss pension fund and historical trends.
– For discounting expected future cash flows, Credit Suisse adopted the “spot rate approach” for the valuation as of December 31, 2016, whereby individual spot rates on the yield curve are applied to each year’s cash flow in measuring the plan’s benefit obligation as well as future service costs and interest costs. Under the previous methodology, a single weighted-average discount rate derived from the yield curve was applied to each cash flow. Incorporating the “spot rate approach” reduced the 2017 net periodic benefit costs by CHF 87 million as compared to the prior methodology. There was no significant change in the PBO as a result of the change.
– As part of its review during 2017, Credit Suisse adopted the final version of the CMI model as published in early 2017 for the valuation of the Swiss pension plan. This resulted in an increase in the PBO of CHF 140 million.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2017	2016	2015
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	8.3	8.0
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.2)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	4	4
One percentage point decrease in health care cost trend rates	(3)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2026.
The annual health care cost trend rate used to determine the net periodic benefit costs for 2018 is 8.2%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to meet or outperform plan liabilities over the long term. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across different geographic regions as well as across growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. At times of major market uncertainties and stress, these guidelines may be further restricted.
As of December 31, 2016, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 54 million. As of December 31, 2017 and 2016, the total fair value of Group equity securities and options was CHF 118 million and CHF 90 million, respectively.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 34 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2017 and 2016 for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2017						2016						[1]
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	384	0		0	0	384	440	0		0	0	440
Debt securities	3,144	325		37	742	4,248	3,186	438		0	748	4,372
of which corporates	3,144	325		37	742	4,248	3,186	438		0	748	4,372
Equity securities	6,780	10		0	0	6,790	6,011	0		0	0	6,011
Real estate	727	0		1,257	0	1,984	729	0		1,204	0	1,933
of which direct	0	0		1,244	0	1,244	0	0		1,204	0	1,204
of which indirect	727	0		13	0	740	729	0		0	0	729
Alternative investments	513	14		0	3,063	3,590	329	(35)		0	2,901	3,195
of which private equity	0	0		0	1,313	1,313	0	0		0	1,107	1,107
of which hedge funds	153	0		0	1,292	1,445	0	0		0	1,293	1,293
of which other	360	14		0	458	832	329	(35)		0	501	795
Switzerland	11,548	349		1,294	3,805	16,996	10,695	403		1,204	3,649	15,951
Cash and cash equivalents	70	133		0	0	203	49	170		0	0	219
Debt securities	1,991	1,080		0	370	3,441	1,380	865		7	274	2,526
of which governments	1,622	9		0	0	1,631	1,009	7		0	0	1,016
of which corporates	369	1,071		0	370	1,810	371	858		7	274	1,510
Equity securities	55	14		0	147	216	240	143		0	226	609
Real estate – indirect	0	0		0	27	27	0	0		0	58	58
Alternative investments	0	33		0	76	109	0	321		0	177	498
of which hedge funds	0	0		0	76	76	0	0		0	177	177
of which other	0	33	[2]	0	0	33	0	321	[2]	0	0	321
Other investments	0	92		0	0	92	0	90		0	0	90
International	2,116	1,352		0	620	4,088	1,669	1,589		7	735	4,000
Total plan assets at fair value	13,664	1,701		1,294	4,425	21,084	12,364	1,992		1,211	4,384	19,951
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased the economic exposure to cash and cash equivalents by CHF 1,405 million and CHF 194 million in 2017 and 2016, respectively, decreased the economic exposure to debt securities – corporate bonds by CHF 76 million in 2017 and decreased the economic exposure to equity securities by CHF 1,329 million and CHF 194 million in 2017 and 2016, respectively.

1 Prior period has been corrected to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2017 (CHF million)
Debt securities – corporates	7	35	0	1	0	(6)	0	37
Real estate	1,204	13	0	42	1	(3)	0	1,257
of which direct	1,204	0	0	42	1	(3)	0	1,244
of which indirect	0	13	0	0	0	0	0	13
Total plan assets at fair value	1,211	48	0	43	1	(9)	0	1,294
of which Switzerland	1,204	48	0	43	1	(2)	0	1,294
of which International	7	0	0	0	0	(7)	0	0
2016 (CHF million) [1]
Debt securities – corporates	1	6	0	0	0	0	0	7
Real estate	1,156	0	0	48	0	0	0	1,204
of which direct	1,156	0	0	48	0	0	0	1,204
Total plan assets at fair value	1,157	6	0	48	0	0	0	1,211
of which Switzerland	1,156	0	0	48	0	0	0	1,204
of which International	1	6	0	0	0	0	0	7
1 Prior period has been corrected to reclassify the leveling of certain plan assets.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets or as units in mutual funds. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment. Units in mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.
Hedge funds that are not directly quoted on a public stock exchange, and/or for which a fair value is not readily determinable, are measured at fair value using NAV provided by the fund administrator.
Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
	Switzerland		International
December 31	2017	2016	2017	2016
Weighted-average plan asset allocation (%)
Cash and cash equivalents	2.3	2.8	5.0	5.5
Debt securities	25.0	27.4	84.0	63.2
Equity securities	39.9	37.7	5.3	15.3
Real estate	11.7	12.1	0.7	1.4
Alternative investments	21.1	20.0	2.7	12.4
Insurance	0.0	0.0	2.3	2.2
Total	100.0	100.0	100.0	100.0
The following table shows the target plan asset allocation for 2018 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2018.
Weighted-average target plan asset allocation for 2018
	Switzerland	International
2018 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	32.0	89.0
Equity securities	30.0	5.1
Real estate	10.0	0.6
Alternative investments	18.0	2.7
Insurance	0.0	2.3
Total	100.0	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2018	1,195	11
2019	931	11
2020	922	12
2021	926	12
2022	896	12
For five years thereafter	4,652	55

Bank
Pension and other post-retirement benefits
29 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2017, 2016 and 2015, the Bank contributed to these plans and recognized as expense CHF 156 million, CHF 160 million and CHF 156 million, respectively.
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for further information on defined contribution pension plans.
Defined benefit Pension and other Post-Retirement benefit plans
Defined benefit pension plans
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for further information on defined benefit pension plans.
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The Group plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the Group plan, which is set up as an independent trust domiciled in Zurich. Benefits in the Group plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the Group plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 87% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the Group plan, the Bank’s contribution varies between 7.5% and 25.0% of the pensionable salary depending on the employees’ age.
During 2017, 2016 and 2015, the Bank contributed and recognized as expense CHF 379 million, CHF 438 million and CHF 404 million to the Group plan, respectively. The Bank expects to contribute CHF 331 million to the Group plan during 2018.
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Bank’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Net periodic benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2017	2016	2015	2017	2016	2015
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	22	20	21	0	0	0
Interest costs on benefit obligation	91	124	129	6	8	7
Expected return on plan assets	(133)	(175)	(195)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	0	0	(23)
Amortization of recognized actuarial losses/(gains)	60	41	84	7	10	14
Settlement losses/(gains)	0	72	(1)	0	0	0
Curtailment losses/(gains)	(10)	0	0	0	0	0
Net periodic benefit costs/(credits)	30	82	38	13	18	(2)
Net periodic benefit costs reflected in compensation and benefits – other for 2017, 2016 and 2015 were CHF 43 million, CHF 100 million and CHF 36 million, respectively. During the second half of 2016, lump-sum settlement offers were made to terminated vested members of the pension fund in the US. As a result of members accepting this offer, there was an additional cost of CHF 72 million relating to the settlement of pension obligations for these members.
Benefit obligation
The following table shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2017	2016	2017	2016
PBO (CHF million) [1]
Beginning of the measurement period	3,337	3,366	184	180
Service cost	22	20	0	0
Interest cost	91	124	6	8
Settlements	0	(278)	0	0
Curtailments	(11)	0	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	171	476	2	1
Benefit payments	(287)	(150)	(11)	(11)
Exchange rate losses/(gains)	66	(222)	(8)	6
End of the measurement period	3,390	3,337	173	184
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,000	3,712	0	0
Actual return on plan assets	256	824	0	0
Employer contributions	22	232	11	11
Settlements	0	(278)	0	0
Benefit payments	(287)	(150)	(11)	(11)
Exchange rate gains/(losses)	97	(340)	0	0
End of the measurement period	4,088	4,000	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	698	663	(173)	(184)
Funded status recognized in the consolidated balance sheet as of December 31	698	663	(173)	(184)
Total amount recognized (CHF million)
Noncurrent assets	1,058	995	0	0
Current liabilities	(11)	(11)	(11)	(12)
Noncurrent liabilities	(349)	(321)	(162)	(172)
Net amount recognized in the consolidated balance sheet as of December 31	698	663	(173)	(184)
ABO (CHF million) [2]
End of the measurement period	3,351	3,281	173	184
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The net amount recognized in the consolidated balance sheets as of December 31, 2017 and 2016 was an overfunding of CHF 525 million and CHF 479 million, respectively.
In 2017 and 2016, the Bank made contributions of CHF 22 million and CHF 232 million, respectively, to the international single-employer defined benefit pension plans and CHF 11 million and CHF 11 million, respectively, to the other post-retirement defined benefit plans. In 2018 the Bank expects to contribute CHF 16 million to the international single-employer defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2017 and 2016, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2017	2016		2017	2016
CHF million
PBO	1,464	1,426		1,447	1,407
ABO	1,433	1,391		1,420	1,378
Fair value of plan assets	1,104	1,095		1,088	1,079
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2017	2016	2017	2016	2017	2016
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(345)	(363)	(36)	(39)	(381)	(402)
Prior service credit/(cost)	(1)	(1)	3	3	2	2
Total	(346)	(364)	(33)	(36)	(379)	(400)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2017 and 2016 and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2018.
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2017 (CHF million)
Actuarial gains/(losses)	(48)	14	(34)	(2)	1	(1)	(35)
Amortization of actuarial losses/(gains)	60	(7)	53	7	(3)	4	57
Total	12	7	19	5	(2)	3	22
2016 (CHF million)
Actuarial gains/(losses)	174	(44)	130	(1)	0	(1)	129
Amortization of actuarial losses/(gains)	41	(12)	29	10	(4)	6	35
Immediate recognition due to curtailment/settlement	72	(27)	45	0	0	0	45
Total	287	(83)	204	9	(4)	5	209
Amounts in AOCI, net of tax, expected to be amortized in 2018
in 2018	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	40	6
Total	40	6
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2017	2016	2015	2017	2016	2015
Net periodic benefit cost (%)
Discount rate - service cost	2.92	4.05	3.82	4.03	4.50	4.20
Discount rate - interest cost	2.79	4.05	3.82	3.48	4.50	4.20
Salary increases	3.55	3.56	4.19	–	–	–
Expected long-term rate of return on plan assets	3.88	5.07	6.00	–	–	–
Benefit obligation (%)
Discount rate	2.83	3.10	4.05	3.70	4.21	4.50
Salary increases	2.97	3.55	3.56	–	–	–
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2017	2016	2017	2016	2017	2016	2017	2016
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.8	24.0	25.4	25.5	24.8	25.1	26.6	26.8
US	RP-2014 mortality tables	[2]	21.5	21.4	22.7	22.6	23.3	23.3	24.4	24.4
1
95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.5% per annum.

2 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2017	2016	2015
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.3	8.3	8.0
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.2)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	4	4
One percentage point decrease in health care cost trend rates	(3)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2026.
The annual health care cost trend rate used to determine the defined benefit cost for 2018 is 8.2%.
Plan assets and investment strategy
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI –Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2017 and 2016, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2017 and 2016, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
end of	2017						2016						[1]
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	70	133		0	0	203	49	170		0	0	219
Debt securities	1,991	1,080		0	370	3,441	1,380	865		7	274	2,526
of which governments	1,622	9		0	0	1,631	1,009	7		0	0	1,016
of which corporates	369	1,071		0	370	1,810	371	858		7	274	1,510
Equity securities	55	14		0	147	216	240	143		0	226	609
Real estate – indirect	0	0		0	27	27	0	0		0	58	58
Alternative investments	0	33		0	76	109	0	321		0	177	498
of which hedge funds	0	0		0	76	76	0	0		0	177	177
of which other	0	33	[2]	0	0	33	0	321	[2]	0	0	321
Other investments	0	92		0	0	92	0	90		0	0	90
Total plan assets at fair value	2,116	1,352		0	620	4,088	1,669	1,589		7	735	4,000
1 Prior period has been corrected to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2017 (CHF million)
Debt securities – corporates	7	0	0	0	0	(7)	0	0
Total plan assets at fair value	7	0	0	0	0	(7)	0	0
2016 (CHF million) [1]
Debt securities – corporates	1	6	0	0	0	0	0	7
Total plan assets at fair value	1	6	0	0	0	0	0	7
1 Prior period has been corrected to reclassify the leveling of certain plan assets.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
December 31	2017	2016
Weighted-average plan asset allocation (%)
Cash and cash equivalents	5.0	5.5
Debt securities	84.0	63.2
Equity securities	5.3	15.3
Real estate	0.7	1.4
Alternative investments	2.7	12.4
Insurance	2.3	2.2
Total	100.0	100.0
The following table shows the target plan asset allocation for 2018 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2018.
Weighted-average target plan asset allocation for 2018
2018 (%)
Cash and cash equivalents	0.3
Debt securities	89.0
Equity securities	5.1
Real estate	0.6
Alternative investments	2.7
Insurance	2.3
Total	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2018	92	11
2019	90	11
2020	102	12
2021	122	12
2022	104	12
For five years thereafter	630	55